FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 1999

                 CHECK HERE IF AMENDMENT [X]: AMENDMENT NUMBER 1

                        THIS AMENDMENT (CHECK ONLY ONE):

                              [X] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Dorsey R. Gardner
Address:    c/o Kelso Management Company, Inc.
            One International Place, Suite 2401
            Boston, MA 02110

Form 13F File Number 28-05471

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Dorsey R. Gardner
Title:
Phone:  617-310-5110

Signature, Place, and Date of Signing:

DORSEY R. GARDNER
------------------------------
[Signature]

BOSTON, MASSACHUSETTS
------------------------------
[City, State]

August 9, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-
Name:

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:  1


Form 13F Information Table Entry Total:  20


Form 13F Information Table Value Total:
      $235,236 (thousands)

List of Other Included Mangers:
      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.1

Form 13F File Number 28-05419

Name:  Timothy G. Caffrey



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




                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
    Column 1      Column 2        Column 3     Column 4               Column 5            Column 6   Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                               --------------------
Name of             Title of class  CUSIP     Value        Shrs or     SH/PRN Put/Cal   Investment     Other
Issuer                                        (x$1000)     prn amt                      discretion   managers  Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
Hellenic Tele       Common        423325307       3,203     268,300    SH               Other        1                268,300
-----------------------------------------------------------------------------------------------------------------------------------
Intimate Brands     Common        461156101       2,264      52,500    SH               Other        1                 52,500
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Auto Sys     Common        274126105       2,016     128,000    SH               Other        1                128,000
-----------------------------------------------------------------------------------------------------------------------------------
Comdisco Inc.       Common        200336105       9,185     246,600    SH               Other        1                246,600
-----------------------------------------------------------------------------------------------------------------------------------
Yasuda Fire & Mar   Common        Stock#8755      3,315     587,000    SH               Other        1                587,000
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.        Common        786429100      18,258    734, 000    SH               Other        1                734,000
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation      Common        78463B101      87,372   1,118,368    SH               Other        1              1,118,368
-----------------------------------------------------------------------------------------------------------------------------------
R & B Falcon        Common        74912E101       4,571     345,000    SH               Other        1                345,000
-----------------------------------------------------------------------------------------------------------------------------------
National Data       Common        635621105       6,384     188,100    SH               Other        1                188,100
-----------------------------------------------------------------------------------------------------------------------------------
Transactions Sys    Common        893416107      10,088     360,300    SH               Other        1                360,300
-----------------------------------------------------------------------------------------------------------------------------------
Preview Travel      Common        74137R101      31,577     605,800    SH               Other        1                605,800
-----------------------------------------------------------------------------------------------------------------------------------
Inter Tel           Common         45837109      25,098   1,003,920    SH               Other        1              1,003,920
-----------------------------------------------------------------------------------------------------------------------------------
IHOP                Common        449623107       5,544     332,200    SH               Other        1                332,200
-----------------------------------------------------------------------------------------------------------------------------------
Systemax            Common        871851101       5,113     601,500    SH               Other        1                601,500
-----------------------------------------------------------------------------------------------------------------------------------
China Southern      Common        169409109       6,099     539,200    SH               Other        1                539,200
-----------------------------------------------------------------------------------------------------------------------------------
Anacomp             Common        032371106       8,528     468,900    SH               Other        1                468,900
-----------------------------------------------------------------------------------------------------------------------------------
Stein Mart          Common        858375108         455      80,000    SH               Other        1                 80,000
-----------------------------------------------------------------------------------------------------------------------------------
Lawson Products     Common        520776105         571      24,700    SH               Other        1                 24,700
-----------------------------------------------------------------------------------------------------------------------------------
Surmodics           Common        868873100         600      20,000    SH               Other        1                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Lason, Inc.         Common        51808R107       4,995     454,100    SH               Other        1                454,100
-----------------------------------------------------------------------------------------------------------------------------------

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